Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 6,662	¥ 45,860	¥ 45,545	¥ 45,988
Direct costs
Property, plant and equipment, net
Depreciation expense	4,341	29,883	29,812	28,819
Research and development
Property, plant and equipment, net
Depreciation expense	199	1,372	1,118	2,231
Sales and marketing
Property, plant and equipment, net
Depreciation expense	443	3,051	3,070	2,530
General and administrative
Property, plant and equipment, net
Depreciation expense	$ 1,679	¥ 11,554	¥ 11,545	¥ 12,408